Organization and Background of Business	Jan. 08, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Background of Business
(1) Organization and Background of Business
Calumet, Inc., or New Calumet, was incorporated on January 8, 2024 as a Delaware corporation.
New Calumet was formed for the purpose of effecting the corporate conversion of Calumet Specialty Products Partners, L.P. (“Corporate Conversion”). Concurrent with the Corporate Conversion, New Calumet will serve as the new parent holding company of Calumet Specialty Products Partners, L.P. and its subsidiaries.
The balance sheet has been prepared in
accordance
with accounting principles generally accepted in the United States of America (“GAAP”). Separate Statements of Operations, Changes in Stockholder’s Equity and Cash Flows have not been presented because New Calumet had no business transactions or activities as of January 8, 2024, except for the initial capitalization of New Calumet which was funded by an affiliate. In this regard, general and administrative costs associated with the formation and daily management of New Calumet have been determined by New Calumet to be insignificant.